5. CAPITAL STOCK (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Capital Stock Tables
Number of Warrants, Beginning	3,336,060	0
Granted	0	3,336,060
Expired	0
Exercised	0
Number of Warrants, Ending	3,336,060	3,336,060
Exercise Price, Beginning	$ 0.02	$ 0.00
Exercise Price, Granted	0.00	0.02
Exercise Price, Expired	0.00
Exercise Price, Exercised	0.00
Exercise Price, , Ending	$ 0.02	$ 0.02
Weighted Average Life Remaining (Years), Beginning	4 years 10 months 10 days	0 years
Weighted Average Life Remaining (Years), Ending	4 years 4 months 10 days	4 years 10 months 10 days
Expiry Date	Nov. 10, 2020	Nov. 10, 2020